Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue	$ 28	$ 956	$ 2,030	$ 3,134
Operating expenses
Cost of revenue	86	881	4,191	1,502
General and administrative	1,914	4,209	12,816	22,353
Restructuring charge			2,499
Impairment of property and equipment			6,345
Impairment of intangible assets				303
Sales and marketing		55	55	238
Research and development		47	47	346
Total operating expenses	2,000	5,192	25,953	24,742
Operating loss	(1,972)	(4,236)	(23,923)	(21,608)
Other non-operating income (expense)
Interest expense	(3)		(3)	(385)
Accretion of debt discount	(1,091)		(919)	(5,627)
Warrant modification expense		(139)	(139)
Impairment/loss on sale of investments			(127)	(2,871)
Loss on sale of business unit		(127)
Gain (loss) on sale of property and equipment	82	(47)	(47)	370
Inducement expense				(20,312)
Gain on extinguishment of debt	1,275		1,875
Total other non-operating income (expense)	263	(313)	640	(28,825)
Net loss	(1,709)	(4,549)	(23,283)	(50,433)
Deemed dividend		(2,514)	(2,514)
Net loss attributable to common stockholders	$ (1,709)	$ (7,063)	(25,797)	(50,433)
Other comprehensive loss
Reclassification adjustment for comprehensive loss included in net loss				66
Comprehensive loss			$ (25,797)	$ (50,367)
Per-share data
Basic and diluted loss per share	$ (0.01)	$ (0.12)	$ (0.35)	$ (1.34)
Weighted average number of common shares outstanding	122,404,668	59,482,132	73,056,223	37,744,600